Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Income before income taxes	$ (72,121)	$ (24,560)
United Staes [Member]
Operating Loss Carryforwards [Line Items]
Income before income taxes	(45,256)	(18,118)
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Income before income taxes	$ (26,865)	$ (6,442)